Financing Receivable, Net - Summary of Balances of Financing Receivables by Due Date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Notes Receivable Net [Abstract]
Due in 0-12 months	¥ 5,426,561	¥ 4,070,952
Due in 13-24 months	182,107	621,957
Due in 25-36 months	23,388	92,075
Due thereafter	20,415	49
Total financing receivables	¥ 5,652,471	¥ 4,785,033